Income tax expense - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance as of January 1	¥ 12,258
Balance as of December 31	205,544	¥ 12,258
Valuation Allowance of Deferred Tax Assets [Member]
Balance as of January 1	12,258	18,511	¥ 18,170
Additions	200,500	24,523	2,319
Reversals	(7,214)	(30,776)	(1,978)
Balance as of December 31	¥ 205,544	¥ 12,258	¥ 18,511